Finance result, net (Tables)	12 Months Ended
Dec. 31, 2022
Finance result, net
Schedule of finance result, net

	2022	2021	2020
Interest income	29,251	5,322	35,305
Interest expense on leases	(23,019)	(23,866)	(19,042)
Interest cost	(25,878)	(39,146)	(50,460)
Foreign exchange (losses)/gains, net	(264,360)	211,693	(581,128)
Finance result, net	(284,006)	154,003	(615,325)